FAIR VALUE MEASUREMENTS - Credit Exposure to Insurance Companies (Details) - Life Insurance Carrier Concentration Risk - John Hancock Life Insurance Company (U.S.A.)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Life Insurance Contract, Face Value
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk percentage	26.00%	28.00%
Life Insurance Contract, Fair Value
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk percentage	16.00%	20.00%